COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME (LOSS)	11 Months Ended
Nov. 29, 2021 USD ($)
OTHER EXPENSES
Net (loss)/income	$ 750,983
OceanPal Inc. Predecessors [Member]
REVENUES:
Time charter revenues (Note 2(o))	11,342,529
EXPENSES:
Voyage expenses (Note 2(o))	418,022
Vessel operating expenses (Note 2(p))	6,200,109
Depreciation and amortization of deferred charges (Note 4)	2,192,911
General and administrative expenses (Note 6)	1,104,894
Management fees to related parties	683,121
Other operating income	(9,427)
Operating (loss)/income	752,899
OTHER EXPENSES
Finance costs	(1,916)
Net (loss)/income	$ 750,983